Provisions for employees' benefits (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Post-employment benefits
Post-employment benefits	$ 12,321,154	$ 12,965,239
Current	2,822,786	2,753,697
Non-current	9,498,368	10,211,542
Health
Post-employment benefits
Post-employment benefits	8,461,041	8,140,648
Pension
Post-employment benefits
Post-employment benefits	1,226,186	2,073,562
Education
Post-employment benefits
Post-employment benefits	396,650	405,769
Bonds
Post-employment benefits
Post-employment benefits	354,675	399,114
Other plans
Post-employment benefits
Post-employment benefits	80,695	115,136
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	668,901	772,133
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	11,188,148	11,906,362
Social benefits and salaries
Post-employment benefits
Post-employment benefits	1,045,654	970,598
Other long-term benefits
Post-employment benefits
Post-employment benefits	$ 87,352	$ 88,279